Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of derivatives subject to reform of reference interest rate (Detail)
S/ in Thousands
12 Months Ended
Dec. 31, 2019 PEN (S/)
Position Purchased [Member]
Disclosure of financial assets [line items]
Nominal value	S/ 1,900,521
Position Purchased [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	2,100,361
Position Purchased 3 Month LIBOR [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	S/ 1,586,448
Average term in years	7 years 9 months 18 days
Position Purchased 6 Month LIBOR [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	S/ 314,073
Average term in years	10 years 3 months 18 days
Position Purchased 6 Month LIBOR [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	S/ 199,840
Average term in years	3 years 8 months 12 days
Position Sold [Member]
Disclosure of financial assets [line items]
Nominal value	S/ 1,795,135
Position Sold [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	2,027,115
Position Sold 3 Month Libor [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	S/ 1,497,632
Average term in years	8 years 6 months
Position Sold 6 Month Libor [Member]
Disclosure of financial assets [line items]
Nominal value	S/ 297,503
Average term in years	5 years 10 months 24 days
Position Sold 6 Month Libor [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	S/ 231,980
Average term in years	3 years 7 months 6 days